PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2026
Prepaid Expenses Deposits And Other Receivables
PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLES

4. PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLES

Prepayments, deposits, and other receivables mainly consist of deposits for rented premises, autopay and utilities, prepayments for consulting fees to independent consultants, prepaid sub-contracting fees, prepayment for investment, prepayments for repair and maintenance, fuel oil fees, and insurance expenses.

	As of March 31,
	2025	2026
	USD	USD

Prepaid expenses	81,155	203,766
Prepayment of consulting fees	3,072,000	-
Prepayment for investment in Wangmao	-	12,886,822
Other receivables and deposits	29,030	490,045
	3,182,185	13,580,633

Prepayment of consulting fees

On July 25, 2024, the Company signed consultancy agreements with four consultants. The consultants provide services including market research, sales and marketing strategies, customer relationship management, identifying strategic partnerships, and assessing business expansion opportunities for the Company. Their service charges range from US$1.8 million to US$2.7 million, settled by cash or shares. The service period covers July 25, 2024 to July 24, 2025.

On October 7, 2024, the Company issued, in aggregate, 2,400,000 Ordinary Shares (150,000 ordinary shares after giving effect of reverse stock split on February 17, 2026), par value US$0.00005 each (US$0.0008, after giving effect to the share consolidation) to four consultants, each an independent third party, as provided under the 2024 Stock Incentive Plan. The 2024 Stock Incentive Plan was registered on Form S-8 on October 2, 2024. None of the consultants had a shareholding of 5% or above.

The total contract amount for all consultants was US$9,216,000. The Company recognized US$6,144,000 and US$3,072,000 as an expense for the year ended March 31, 2025 and 2026, respectively.

Employment compensation claim

As of March 31, 2026, other receivables included US$23,336 in respect of prepaid employee compensation related to an ongoing employment compensation claim. The claim is covered by the Company’s insurance policy, and management considers recovery of the amount from the insurance company to be probable. Accordingly, the prepaid amount has been recognized as an other receivable.

Other receivables from Hangzhou Yuedian Technology Co., Ltd.

As of March 31, 2026, other receivables included an advance to Hangzhou Yuedian Technology Co., Ltd. The balance represents an interest-free loan provided in the ordinary course of business, which is scheduled to be fully repaid by to the Company on or before February 1, 2027.

Prepayment for investment in China Wangmao Liquor Industry Group Co., Limited (“China Wangmao”)

On August 19, 2025, the Company entered into a Memorandum of Understanding (the “MOU”), dated August 18, 2025. Pursuant to the MOU, on November 11, 2025, the Company entered into a securities purchase agreement (the “SPA”) for the purchase of 49% of the total issued shares of China Wangmao. The Company paid the total purchase price of approximately US$12.7 million in or about December 2025 in accordance with the terms of the SPA. However, due to commercial considerations and unforeseen events, the Company has not yet received any shares of China Wangmao.

Subsequent to the financial year ended, the Company and China Wangmao mutually agreed to terminate the SPA effective on August 11, 2026, Pursuant to the termination terms, China Wangmao agreed to refund the full principal amount of US$12.7 million and pay compensatory interest at an annual rate of 5.25% for the period during which it held the purchase price.

On August 13, 2026, the Company fully recovered the principal amount of USD12.7 million together with all accrued interest in cash.